Warrant Liability (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 16, 2021	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2021
Derivative [Line Items]
Unit price (in dollars per share)		$ 11.5				$ 11.5
Notice period to redeem warrants	30 days
Threshold trading days	20 days
Trading period	30 days
Change in valuation inputs or other assumptions		$ 850	$ (725)	[1],[2]	$ (166,500)	$ (1,505)	$ (25,370)	$ (166,518)
Common Stock
Derivative [Line Items]
Stock price trigger (in dollars per share)	$ 18
Public Warrants
Derivative [Line Items]
Warrants outstanding (in shares)		12,499,973				12,499,973
Warrant redemption price (in dollars per share)	$ 0.01
Change in valuation inputs or other assumptions		$ 500	(375)			$ (875)	(15,500)
Private warrants1
Derivative [Line Items]
Warrants outstanding (in shares)		7,000,000				7,000,000
Number of ordinary shares called by each warrant (in shares)	1
Notice period to redeem warrants	30 days
Change in valuation inputs or other assumptions		$ 350	$ (350)			$ (630)	$ (9,870)
Class A Common Stock
Derivative [Line Items]
Number of ordinary shares called by each warrant (in shares)		1				1
Exercise price of warrant (in dollars per share)	$ 11.5								$ 11.5

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.